INTANGIBLE ASSETS (Tables)	3 Months Ended
Aug. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of License Value Net of Amortization
	August 31, 2017	Estimated Life
Investment in license	$177,000	19.4 years
Less amortization	$(1,599)
License fee net amortization	$175,401